Pro Forma Financial Information (Unaudited) - Summary of Consolidated Results of Operations on Pro Forma Basis (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition, Pro Forma Information [Abstract]
Pro forma revenue	$ 91,130,790	$ 83,770,481	$ 113,886,094	$ 84,190,199
Pro forma operating expenses	(115,057,438)	(76,609,917)	(103,374,709)	(68,661,890)
Pro forma net income (loss) attributable to common stockholders	$ (49,248,355)	$ (22,486,573)	$ (27,684,937)	$ (3,296,311)